PROSHARES TRUST
ProShares Bitcoin-Denominated Nasdaq-100 ETF (QB)
(the “Fund”)
Supplement dated June 6, 2025
to the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)
dated March 28, 2025
* * * * *
Effective June 6, 2025, the Fund’s ticker symbol will be changed from QB to QXB. Accordingly, as of June 6, 2025, all references to the Fund’s ticker symbol in the Summary Prospectus, Prospectus, and SAI are hereby amended to reflect the Fund’s new ticker symbol, QXB.
For more information, please contact the Fund at 1-866-776-5125
Please retain this supplement for future reference.